Subsequent Event - Additional Information (Detail) (CAD) In Thousands, except Per Share data, unless otherwise specified		1 Months Ended
	Dec. 31, 2012	Jan. 31, 2013 Subsequent Event Series C Preferred Stock	Jan. 31, 2013 Subsequent Event Series C Preferred Stock Executives of company
Subsequent Event [Line Items]
Redeemable Preferred stock issued, shares		100	36
Redeemable preferred shares, year of redemption		The preferred shares are mandatorily redeemable in 2031 have a contractual cumulative cash dividend paid quarterly based on a prescribed payment schedule out to the redemption date in 2031.
Redemption value		53,400
Redeemable preferred shares issued, initial fair value	746,264	18,205
Redeemable preferred shares issued, discount rate		5.00%